United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4314

(Investment Company Act File Number)

Intermediate Municipal Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/2013

Date of Reporting Period: Six months ended 11/30/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
November 30, 2012
Share Class	Ticker
Institutional	FIMTX
Y	FIMYX

Federated Intermediate Municipal Trust

A Portfolio of Intermediate Municipal Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At November 30, 2012, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
General Obligation—State	15.6%
Transportation	14.1%
Public Power	13.2%
Special Tax	12.6%
Education	11.1%
Hospital	7.9%
Water/Sewer	7.3%
Pre-refunded	4.5%
Electric and Gas	4.5%
General Obligation—Local	4.1%
Other[2]	9.3%
Other Assets and Liabilities—Net[3]	(4.2)%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 94.9% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
November 30, 2012 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—97.7%
	Alabama—0.8%
$930,000	Mobile, AL IDB, PCRBs (Series 2007A), 1.65% TOBs (Alabama Power Co.), Mandatory Tender 3/20/2017	$960,355
	Arizona—1.8%
2,000,000	Tempe, AZ IDA, Excise Tax Revenue Bonds, 5.25% (AMBAC INS)/(United States Treasury PRF 7/1/2014@100), 7/1/2017	2,156,200
	Arkansas—1.7%
1,000,000	Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	1,003,600
1,000,000	University of Arkansas, Revenue Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 3/1/2016	1,133,090
	TOTAL	2,136,690
	California—5.6%
1,020,000	California State Public Works Board, Department of Corrections and Rehabilitation Lease Revenue Refunding Bonds (2006 Series F: Soledad II), 5.25% (FGIC and National Public Finance Guarantee Corporation INS), 11/1/2019	1,258,282
1,500,000	California State, Various Purpose Refunding UT GO Bonds, 5.00%, 9/1/2021	1,921,530
1,000,000	La Canada, CA USDT, UT GO (Series A), 5.50% (National Public Finance Guarantee Corporation INS)/(United States Treasury PRF 8/1/2014 @100), 8/1/2024	1,086,080
2,000,000	Sacramento, CA Municipal Utility District, Electric Revenue Refunding Bonds (Series 2012Y), 5.00%, 8/15/2025	2,511,200
	TOTAL	6,777,092
	Colorado—4.0%
1,000,000	Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012B), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2023	1,144,210
1,355,000	Denver (City & County), CO, Airport System Revenue Bonds (Series 2010A), 5.00% (Denver, CO City & County Airport Authority), 11/15/2022	1,659,970
1,000,000	Douglas County, CO School District, UT GO Bonds, 5.75% (United States Treasury PRF 12/15/2014@100), 12/15/2021	1,107,670
750,000	University of Colorado, University Enterprise Revenue Bonds (Series 2011A), 5.00%, 6/1/2024	934,365
	TOTAL	4,846,215
	Connecticut—7.3%
2,000,000	Connecticut State HFA, Housing Mortgage Finance Program Bonds (SubSeries 2012C), 3.25%, 11/15/2027	2,098,120
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Connecticut—continued
$3,685,000	Connecticut State, GO Bonds (Series 2008A), 5.00%, 4/15/2016	$4,221,499
2,000,000	University of Connecticut, Student Fee Revenue Bonds (Refunding Series 2012A), 5.00%, 11/15/2023	2,580,840
	TOTAL	8,900,459
	Florida—5.9%
1,000,000	Florida Higher Educational Facilities Financing Authority, Revenue Refunding Bonds (Series 2012A), 5.00% (Nova Southeastern University), 04/01/2027	1,139,480
1,000,000	Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012), 5.00%, 10/1/2020	1,254,250
1,000,000	Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2013A), 5.00%, 10/1/2021	1,288,140
2,135,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2019	2,407,768
1,010,000	Volusia County, FL School Board, COPs (Series A), 5.00% (United States Treasury PRF 8/1/2015@100), 8/1/2019	1,095,587
	TOTAL	7,185,225
	Georgia—3.5%
350,000	Atlanta, GA Airport General Revenue, Revenue Bonds (Series 2012B), 5.00%, 1/1/2020	434,178
1,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	1,300,030
2,000,000	Municipal Electric Authority of Georgia, General Resolution Subordinated Bonds (Series 2008A), 5.25%, 1/1/2018	2,399,560
	TOTAL	4,133,768
	Hawaii—0.9%
1,000,000	Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 5.00% (Kahala Nui), 11/15/2027	1,096,960
	Illinois—5.4%
1,000,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2010F), 5.25%, 1/1/2022	1,206,380
625,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011B), 5.00%, 1/1/2018	732,394
2,000,000	Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2015	2,223,980
2,000,000	Illinois State, UT GO Bonds, 5.50%, 8/1/2018	2,386,820
	TOTAL	6,549,574
	Indiana—1.8%
2,000,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.00% (BP PLC), 1/1/2016	2,233,440
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Kentucky—1.1%
$1,000,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds (Series 2012A), 5.00%, 7/1/2022	$1,295,910
	Louisiana—1.9%
1,400,000	Louisiana State Citizens Property Insurance Corp., Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2018	1,567,524
705,000	St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	782,613
	TOTAL	2,350,137
	Maryland—2.0%
2,000,000	Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2019	2,466,680
	Massachusetts—1.9%
2,000,000	Commonwealth of Massachusetts, UT GO Bonds (Series 2010B), 5.00%, 6/1/2017	2,378,040
	Minnesota—0.8%
725,000	University of Minnesota, GO Bonds (Series 2011A), 5.00%, 12/1/2021	921,990
	Nebraska—0.5%
500,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2020	591,845
	Nevada—0.9%
1,100,000	Clark County, NV, IDRB (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,111,165
	New Jersey—5.4%
2,000,000	New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2020	2,369,140
1,000,000	New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2018	1,194,770
2,500,000	New Jersey Turnpike Authority, Revenue Bonds (Series 2009H), 5.00%, 1/1/2020	3,054,300
	TOTAL	6,618,210
	New Mexico—0.9%
1,000,000	University of New Mexico, Revenue Bonds (Series A), 5.00% (Assured Guaranty Municipal Corp. INS), 6/1/2021	1,159,590
	New York—9.6%
650,000	Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2008), 5.75%, 7/15/2018	761,677
2,000,000	Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2012B), 5.00% (MTA Transportation Revenue), 11/15/2022	2,515,680
2,000,000	New York City, NY, UT GO Bonds (Series 2011I, Subseries I-1), 5.00%, 8/1/2017	2,379,680
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$1,000,000	New York State HFA, Revenue Bonds (Series A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 9/15/2023	$1,121,760
2,000,000	New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority - General Revenue ), 1/1/2022	2,545,740
1,000,000	New York State Thruway Authority, Revenue Bonds (Series 2011A), 5.00% (New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund), 4/1/2024	1,234,890
1,000,000	Suffolk County, NY EDC, Revenue Bonds (Series 2011), 5.00% (Catholic Health Services of Long Island Obligated Group), 7/1/2021	1,209,710
	TOTAL	11,769,137
	North Carolina—1.2%
1,195,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2012A), 5.00% (Vidant Health), 6/1/2025	1,411,474
	Ohio—6.7%
1,150,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.00% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2016	1,294,486
2,000,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-C), 5.625% (FirstEnergy Solutions Corp.), 6/1/2018	2,334,020
1,555,000	Ohio State Building Authority, State Facilities Refunding Revenue Bonds (Series 2010D), 5.00%, 10/1/2024	1,900,894
2,000,000	Ohio State, Infrastructure Improvement GO Bonds (Series 2011A), 5.25%, 9/1/2023	2,512,500
	TOTAL	8,041,900
	Pennsylvania—9.6%
1,555,000	Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	1,857,230
1,000,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2025	1,137,510
1,000,000	Palm Beach County, FL Health Facilities Authority, Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00% (ACTS Retirement Life Communities, Inc), 11/15/2022	1,148,870
500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (First Series of 2012), 5.00% (Temple University), 4/1/2021	627,745
2,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series AL), 5.00% (State System of Higher Education, Commonwealth of PA), 6/15/2020	2,514,640
1,490,000	Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 6.00%, 12/1/2036	1,873,511
1,150,000	Pennsylvania State University, Revenue Bonds, 5.00%, 3/1/2021	1,421,803
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,000,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25%, 1/1/2023	$1,187,240
	TOTAL	11,768,549
	Puerto Rico—0.9%
1,000,000	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2012A), 5.00%, 7/1/2029	1,049,670
	South Carolina—2.0%
2,000,000	Lexington County, SC Health Services District, Inc., Revenue Refunding Bonds, 5.00%, 11/1/2026	2,387,200
	Tennessee—0.6%
565,000	Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2019	696,148
	Texas—8.2%
1,000,000	Clifton Higher Education Finance Corporation, TX, Education Revenue Bonds (Series 2012), 5.00% (Idea Public Schools ), 8/15/2032	1,097,380
720,000	Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Bonds (Series 2012), 5.00%, 12/1/2024	923,522
2,000,000	Dallas, TX Independent School District, UT GO Refunding Bonds (Series 2012), 5.00% (Texas Permanent School Fund Guarantee Program GTD), 8/15/2022	2,625,520
2,000,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2020	2,486,180
1,000,000	North Texas Tollway Authority, Revenue Refunding Bonds (Series A), 6.00%, 1/1/2023	1,192,500
1,450,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2008D), 5.625% (Merrill Lynch & Co., Inc. GTD)/(Original Issue Yield: 6.015%), 12/15/2017	1,628,640
	TOTAL	9,953,742
	Utah—2.8%
1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.25%, 7/1/2020	1,029,110
2,000,000	Utah Associated Municipal Power Systems, Refunding Revenue Bonds (Series 2012), 5.00% (Payson Power), 4/1/2020	2,446,040
	TOTAL	3,475,150
	Virginia—2.0%
2,000,000	Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2021	2,436,820
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $109,685,675)	118,859,335
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—6.5%[1]
	Florida—1.5%
$1,850,000	Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.170%, 12/3/2012	$1,850,000
	New York—4.8%
5,000,000	New York City, NY Municipal Water Finance Authority, (Senior Revenue Bonds) (Fiscal 2008 Series B-3) Daily VRDNs (Bank of America N.A. LIQ), 0.180%, 12/3/2012	5,000,000
800,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2007 Series CC-2) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.190%, 12/3/2012	800,000
	TOTAL	5,800,000
	Ohio—0.2%
250,000	Montgomery County, OH, (Series 2011B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.180%, 12/3/2012	250,000
	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $7,900,000)	7,900,000
	TOTAL MUNICIPAL INVESTMENTS—104.2% (IDENTIFIED COST $117,585,675)[2]	126,759,335
	OTHER ASSETS AND LIABILITIES - NET—(4.2)%[3]	(5,109,882)
	TOTAL NET ASSETS—100%	$121,649,453
At November 30, 2012, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2012, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
FGIC	—Financial Guaranty Insurance Company
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2012	Year Ended May 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.43	$9.92	$9.89	$9.60	$9.70	$10.22
Income From Investment Operations:
Net investment income	0.14	0.31	0.34	0.35	0.37	0.42
Net realized and unrealized gain (loss) on investments and futures contracts	0.26	0.51	0.03	0.29	(0.10)	(0.52)
TOTAL FROM INVESTMENT OPERATIONS	0.40	0.82	0.37	0.64	0.27	(0.10)
Less Distributions:
Distributions from net investment income	(0.14)	(0.31)	(0.34)	(0.35)	(0.37)	(0.42)
Net Asset Value, End of Period	$10.69	$10.43	$9.92	$9.89	$9.60	$9.70
Total Return[1]	3.90%	8.42%	3.85%	6.82%	2.92%	(1.03)%
Ratios to Average Net Assets:
Net expenses	0.56%[2]	0.56%	0.56%	0.56%	0.55%[3]	0.56%[3,4]
Net investment income	2.68%[2]	3.08%	3.48%	3.62%	3.88%	4.16%
Expense waiver/reimbursement[5]	0.40%[2]	0.45%	0.44%	0.29%	0.30%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$114,179	$115,174	$114,601	$152,702	$236,117	$120,196
Portfolio turnover	16%	45%	30%	17%	32%	56%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.55% and 0.56% for the years ended May 31, 2009 and 2008, respectively, after taking into account these expense reductions.
4	Includes 0.01% of interest and trust expenses related to the Fund's participation in secondary inverse floater structures.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class Y Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2012	Year Ended May 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.43	$9.92	$9.89	$9.60	$9.70	$10.22
Income From Investment Operations:
Net investment income	0.15	0.33	0.37	0.37	0.39	0.43
Net realized and unrealized gain (loss) on investments and futures contracts	0.26	0.51	0.02	0.29	(0.10)	(0.52)
TOTAL FROM INVESTMENT OPERATIONS	0.41	0.84	0.39	0.66	0.29	(0.09)
Less Distributions:
Distributions from net investment income	(0.15)	(0.33)	(0.36)	(0.37)	(0.39)	(0.43)
Net Asset Value, End of Period	$10.69	$10.43	$9.92	$9.89	$9.60	$9.70
Total Return[1]	3.99%	8.62%	4.04%	7.01%	3.10%	(0.86)%
Ratios to Average Net Assets:
Net expenses	0.38%[2]	0.38%	0.38%	0.38%	0.37%[3]	0.38%[3,4]
Net investment income	2.86%[2]	3.20%	3.67%	3.80%	4.09%	4.33%
Expense waiver/reimbursement[5]	0.34%[2]	0.39%	0.38%	0.23%	0.27%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,470	$5,189	$1,616	$3,802	$22,285	$26,580
Portfolio turnover	16%	45%	30%	17%	32%	56%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.37% and 0.38% for the years ended May 31, 2009 and 2008, respectively, after taking into account these expense reductions.
4	Includes 0.01% of interest and trust expenses related to the Fund's participation in secondary inverse floater structures.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities November 30, 2012 (unaudited)
Assets:
Total investment in securities, at value (identified cost $117,585,675)		$126,759,335
Cash		65,122
Income receivable		1,493,776
Receivable for investments sold		190,000
Receivable for shares sold		200
TOTAL ASSETS		128,508,433
Liabilities:
Payable for investments purchased	$6,450,540
Payable for shares redeemed	192,191
Income distribution payable	122,465
Payable for shareholder services fee (Note 5)	21,186
Payable for Directors'/Trustees' fees	595
Accrued expenses	72,003
TOTAL LIABILITIES		6,858,980
Net assets for 11,379,025 shares outstanding		$121,649,453
Net Assets Consist of:
Paid-in capital		$112,869,042
Net unrealized appreciation of investments		9,173,660
Accumulated net realized loss on investments and futures contracts		(365,873)
Distributions in excess of net investment income		(27,376)
TOTAL NET ASSETS		$121,649,453
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$114,179,149 ÷ 10,680,260 shares outstanding, no par value, unlimited shares authorized		$10.69
Class Y Shares:
$7,470,304 ÷ 698,765 shares outstanding, no par value, unlimited shares authorized		$10.69
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended November 30, 2012 (unaudited)
Investment Income:
Interest			$1,957,485
Expenses:
Investment adviser fee (Note 5)		$241,057
Administrative fee (Note 5)		71,321
Custodian fees		5,962
Transfer and dividend disbursing agent fees and expenses		20,978
Directors'/Trustees' fees		3,309
Auditing fees		12,259
Legal fees		4,095
Portfolio accounting fees		42,617
Shareholder services fee (Note 5)		123,429
Account administration fee (Note 2)		11,381
Share registration costs		21,949
Printing and postage		7,767
Insurance premiums		2,030
Miscellaneous		4,316
TOTAL EXPENSES		572,470
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(197,184)
Waiver of administrative fee	(8,519)
Reimbursement of shareholder services fee	(32,312)
TOTAL WAIVERS AND REIMBURSEMENT		(238,015)
Net expenses			334,455
Net investment income			1,623,030
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			1,882,900
Net realized loss on futures contracts			(47,420)
Net change in unrealized appreciation of investments			1,133,607
Net change in unrealized appreciation of futures contracts			28,181
Net realized and unrealized gain on investments and futures contracts			2,997,268
Change in net assets resulting from operations			$4,620,298
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 11/30/2012	Year Ended 5/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,623,030	$3,576,199
Net realized gain on investments and futures contracts	1,835,480	2,328,260
Net change in unrealized appreciation/depreciation of investments and futures contracts	1,161,788	3,439,661
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,620,298	9,344,120
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,554,273)	(3,493,679)
Class Y Shares	(96,618)	(82,597)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,650,891)	(3,576,276)
Share Transactions:
Proceeds from sale of shares	7,755,338	21,222,657
Net asset value of shares issued to shareholders in payment of distributions declared	857,889	1,408,126
Cost of shares redeemed	(10,296,446)	(24,251,966)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,683,219)	(1,621,183)
Change in net assets	1,286,188	4,146,661
Net Assets:
Beginning of period	120,363,265	116,216,604
End of period (including undistributed (distributions in excess of) net investment income of $(27,376) and $485, respectively)	$121,649,453	$120,363,265
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
November 30, 2012 (unaudited)
1. Organization
Intermediate Municipal Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of one diversified portfolio, Federated Intermediate Municipal Trust (the “Fund”). The Fund offers two classes of shares: Institutional Shares and Class Y Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments normally (except in certain circumstances described in the Fund's Prospectus) will not be subject to the federal AMT for individuals and corporations, but may be subject to state and local taxes.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations, or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, municipal mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Class Y Shares may bear certain account administration fees and shareholder services fees unique to those classes. For the six months ended November 30, 2012, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Institutional Shares	$11,381
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
At November 30, 2012, the Fund had no outstanding futures contracts.
The average notional value of futures contracts held by the Fund throughout the period was $2,865,011. This is based on amounts held as of each month-end throughout the six-month period.
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended November 30, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$(47,420)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$28,181
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Semi-Annual Shareholder Report

3. Shares of Beneficial Interest
The following tables summarize share activity:
	Six Months Ended 11/30/2012		Year Ended 5/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	505,543	$5,311,289	1,709,455	$17,483,756
Shares issued to shareholders in payment of distributions declared	81,497	857,381	138,013	1,408,126
Shares redeemed	(948,674)	(9,955,318)	(2,360,251)	(23,974,298)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(361,634)	$(3,786,648)	(512,783)	$(5,082,416)
	Six Months Ended 11/30/2012		Year Ended 5/31/2012
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	233,743	$2,444,049	361,878	$3,738,901
Shares issued to shareholders in payment of distributions declared	48	508	—	—
Shares redeemed	(32,530)	(341,128)	(27,276)	(277,668)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	201,261	$2,103,429	334,602	$3,461,233
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(160,373)	$(1,683,219)	(178,181)	$(1,621,183)
4. Federal Tax Information
At November 30, 2012, the cost of investments for federal tax purposes was $117,585,675. The net unrealized appreciation of investments for federal tax purposes was $9,173,660. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost.
At May 31, 2012, the Fund had a capital loss carryforward of $2,229,534 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforward and expiration year:
Expiration Year	Short-Term	Long-Term	Total
2017	$2,229,534	NA	$2,229,534
Semi-Annual Shareholder Report

5. Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2012, the Adviser voluntarily waived $197,184 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2012, FAS waived $8,519 of its fee. The net fee paid to FAS was 0.104% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended November 30, 2012, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Institutional Shares	$123,429	$(32,312)
For the six months ended November 30, 2012, FSSC did not receive any fees paid by the Fund.
Expense Limitation
The Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 0.56% and 0.38% (the “Fee Limit”), respectively, up to but not including the later of (the “ Termination
Semi-Annual Shareholder Report

Date”): (a) August 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended November 30, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $18,000,000 and $23,000,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. Investment Transactions
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended November 30, 2012, were as follows:
Purchases	$21,442,051
Sales	$19,318,513
7. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2012, there were no outstanding loans. During the six months ended November 30, 2012, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2012, there were no outstanding loans. During the six months ended November 30, 2012, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2012 to November 30, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2012	Ending Account Value 11/30/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,039.00	$2.86
Class Y Shares	$1,000	$1,039.90	$1.94
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.26	$2.84
Class Y Shares	$1,000	$1,023.16	$1.93
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.56%
Class Y Shares	0.38%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
FEDERATED INTERMEDIATE MUNICIPAL TRUST (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's
Semi-Annual Shareholder Report

subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
Semi-Annual Shareholder Report

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Intermediate Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 458810108
CUSIP 458810603
8010413 (1/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Intermediate Municipal Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 22, 2013

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date January 22, 2013